Fund Expenses	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Fund Expenses

4.    Fund Expenses

The Fund’s only ordinary recurring operating expenses are expected to be the Sponsor’s annual fee of 0.33% of the NAV of the Fund and the Gold Delivery Provider’s annual fee of 0.17% of the NAV of the Fund, each of which accrue daily. The Sponsor’s fee is payable by the Fund monthly in arrears, while the Gold Delivery Provider’s fee is paid daily with gold bullion in-kind, so that the Fund’s total annual expense ratio is expected to equal to 0.50% of daily net assets. Expenses payable by the Fund will reduce the NAV of the Fund.

5.    Fund Expenses

The Fund’s only ordinary recurring operating expenses are expected to be the Sponsor’s annual fee of 0.33% of the NAV of the Fund and the Gold Delivery Provider’s annual fee of 0.17% of the NAV of the Fund, each of which accrue daily. The Sponsor’s fee is payable by the Fund monthly in arrears, while the Gold Delivery Provider’s fee is paid daily with gold bullion in-kind, so that the Fund’s total annual expense ratio is expected to equal to 0.50% of daily net assets. Expenses payable by the Fund will reduce the NAV of the Fund.

SPDR Long Dollar Gold Trust [Member]
Fund Expenses

4.    Fund Expenses

The Fund’s only ordinary recurring operating expenses are expected to be the Sponsor’s annual fee of 0.33% of the NAV of the Fund and the Gold Delivery Provider’s annual fee of 0.17% of the NAV of the Fund, each of which accrue daily. The Sponsor’s fee is payable by the Fund monthly in arrears, while the Gold Delivery Provider’s fee is paid daily with gold bullion in-kind, so that the Fund’s total annual expense ratio is expected to equal to 0.50% of daily net assets. Expenses payable by the Fund will reduce the NAV of the Fund.

5.    Fund Expenses

The Fund’s only ordinary recurring operating expenses are expected to be the Sponsor’s annual fee of 0.33% of the NAV of the Fund and the Gold Delivery Provider’s annual fee of 0.17% of the NAV of the Fund, each of which accrue daily. The Sponsor’s fee is payable by the Fund monthly in arrears, while the Gold Delivery Provider’s fee is paid daily with gold bullion in-kind, so that the Fund’s total annual expense ratio is expected to equal to 0.50% of daily net assets. Expenses payable by the Fund will reduce the NAV of the Fund.

The Gold Trust [Member]
Fund Expenses

5.    Fund Expenses

The Fund’s only ordinary recurring operating expenses are expected to be the Sponsor’s annual fee when determined, which will be expressed as a percentage of the Fund’s average daily net assets, will accrue daily, and will be paid monthly in arrears. The Fund is not expected to have any ordinary recurring operating expenses so the Fund’s total annual expense ratio is expected to equal to the Sponsor’s annual fee. Expenses payable by the Fund will reduce the NAV of the Fund.